Real Property Acquisitions and Development (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Redeemable noncontrolling interests	$ 4,553	$ 0
Merrill Gardens Partnership [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	64,050
Buildings and improvements	476,817
Acquired lease intangibles	45,036
Cash and cash equivalents	4,777
Restricted cash	3,707
Receivables and other assets	13,459
Total assets acquired	607,846
Secured debt	234,431
Accrued expenses and other liabilities	3,316
Total liabilities assumed	237,747
Capital in excess of par	41,423
Noncontrolling interests	79,775
Net assets acquired	248,901
Senior Star Partnership [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	11,570
Buildings and improvements	210,094
Acquired lease intangibles	18,721
Cash and cash equivalents	3,756
Restricted cash	391
Receivables and other assets	940
Total assets acquired	245,472
Secured debt	70,736
Accrued expenses and other liabilities	3,533
Total liabilities assumed	74,269
Capital in excess of par	2,218
Noncontrolling interests	27,902
Net assets acquired	141,083
Unaudited pro forma consolidated results of operations
Revenues	777,725	681,905
Income from continuing operations attributable to common stockholders	53,371	95,253
Income from continuing operations attributable to common stockholders per share:
Basic	$ 0.42	$ 0.83
Diluted	$ 0.42	$ 0.83
Strategic Medical Office Partnership [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	10,240
Buildings and improvements	171,014
Acquired lease intangibles	41,519
Investment in unconcolidated joint venture	21,321
Goodwill	51,207
Other acquired intangibles	43,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390
Total assets acquired	348,110
Secured debt	61,664
Below market lease intangibles	4,189
Accrued expenses and other liabilities	26,848
Total liabilities assumed	92,701
Redeemable noncontrolling interests	4,533
Preferred stock	16,667
Capital in excess of par	2,721
Noncontrolling interests	6,295
Net assets acquired	$ 225,173